Summary of Significant Accounting Policies - Summary of Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2023 CNY (¥)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Less: sales tax	¥ 440	$ 59	¥ 255	¥ 130
Total Revenue	251,076	34,476	125,445	34,216
Learning Services
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Revenue, Gross	108,047	14,836	65,842	18,516
Tourism Services
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Revenue, Gross	138,295	18,989	51,880	3,502
Learning Technology and Content Solutions
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Revenue, Gross	¥ 5,174	$ 710	¥ 7,978	¥ 12,328